CONSOLIDATED BALANCE SHEETS	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets:
Cash and equivalents	$ 233,825
Accounts receivable, net	1,933,221
Amounts due from related parties	24,098
Inventories	1,946,203
Prepayments and other current assets	3,383,422	1,114
Total current assets	7,520,769	1,114
Non-current assets:
Equipment, net	312,229	2,503
Operating lease right-of-use, net	291,444
Intangible assets, patents	3,485,120
Goodwill	6,278,366
Accounts receivable, net of non-current portion	1,185,097
Deferred tax asset	117,177
Total non-current assets	11,669,433	2,503
Total assets:	19,190,202	3,617
Current liabilities:
Accounts payable	1,483,093	14,205
Accounts payable, related parties	63,113	50,978
Accrued payroll, related parties	59,498	322,448
Amounts due to related parties	4,581
Contract liabilities	164,336
Notes payable	551,822
Notes payable, related parties	192,464	39,611
Operating lease liabilities, current portion	99,298
Short-term borrowings	2,499,607
Accrued expenses and other current liabilities	1,254,422	16,417
Total current liabilities	6,372,234	443,659
Non-current liabilities:
Operating lease liabilities, net of current portion	194,720
Deferred tax liabilities	548,190
Total non-current liabilities	742,910
Total liabilities:	7,115,144	443,659
Mezzanine equity: Redeemable non-controlling interest	738,303
Stockholders’ equity (deficit):
Preferred stock, $0.001 par value, 50,000,000 shares authorized; 18,295 and 13,400 shares issued and outstanding as of December 31, 2025 and December 31, 2024, respectively	18	13
Common stock, $0.001 par value, 500,000,000 shares authorized; 31,377,368 and 78,086,881 shares issued and outstanding as of December 31, 2025 and December 31, 2024, respectively	31,377	78,087
Contingent consideration	1,652,910
Additional paid in capital	10,442,707	1,196,426
Accumulated deficit	(1,601,791)	(1,714,568)
Accumulated other comprehensive loss	76,892
SecureTech shareholders	10,602,113	(440,042)
Non-controlling interests	734,642
Total stockholders’ equity (deficit)	11,336,755	(440,042)
Total liabilities and stockholders’ equity	$ 19,190,202	$ 3,617